JOHN HANCOCK FUNDS II
200 Berkeley Street
Boston, Massachusetts 02116
February 7, 2025
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE:
John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 255 to its Registration Statement under the 1940 Act (the “Amendment”).
The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the 2070 Lifetime Blend Portfolio and Multimanager 2070 Lifetime Portfolio, each a separate series of the Trust.
If you have any questions, please call me at (617) 572-0079 or email me at KGreer@jhancock.com.
Sincerely,
/s/ Khimmara Greer
Khimmara Greer Assistant Secretary of the Trust